Share capital and reserves - Derivative warrant liability (Details) - CAD ($)				12 Months Ended
	Oct. 07, 2022	Oct. 15, 2021	Feb. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Number of warrants balance at beginning					569,655
Number of warrants balance at ending				1,125,210		569,655
Derivative Warrants Liabilities [Member]
Share capital and reserves
Number of warrants balance at beginning				3,854,403	3,626,375
Warrants issued	3,714,757		4,212,000
Warrants exercised						(335,950)
Reclassified from reserves				$ 318,000
Fair value adjustment				(3,641,403)	(3,396,137)	(2,636,391)
Fair value reclassified to reserves						(3,506,565)
Warrants issued		5,998,000
Foreign currency translation adjustment					$ (90,592)	$ (104,719)
Number of warrants balance at ending				531,000	3,854,403	3,626,375